FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08788
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                  TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.
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               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
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               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500
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Date of fiscal year end:   03/31
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Date of reporting period:  12/31/09
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ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                                        COUNTRY         SHARES        VALUE
                                                                     -------------   -----------   -----------
       COMMON STOCKS 96.3%
       BEVERAGES 4.1%
(a)    Synergy Co.                                                       Russia          153,938   $ 4,021,934
                                                                                                   -----------
       CHEMICALS 2.4%
(a)    Acron JSC                                                         Russia           83,234     2,361,365
                                                                                                   -----------
       COMMERCIAL BANKS 9.9%
       Sberbank RF                                                       Russia        3,460,833     9,721,480
                                                                                                   -----------
       DIVERSIFIED TELECOMMUNICATION SERVICES 11.6%
       Sibirtelecom                                                      Russia       41,437,906     2,005,358
       Uralsvyazinform                                                   Russia       59,201,000     1,525,261
       Vimpel-Communications, ADR                                        Russia          308,960     5,743,566
       VolgaTelecom                                                      Russia          731,835     2,148,657
                                                                                                   -----------
                                                                                                    11,422,842
                                                                                                   -----------
       ELECTRIC UTILITIES 0.4%
(a)    RusHydro                                                          Russia        9,951,476       373,589
                                                                                                   -----------
       ENERGY EQUIPMENT & SERVICES 5.4%
(a, b) Integra Group Holdings, GDR, Reg S                                Russia          182,000       540,540
       OAO TMK                                                           Russia          354,195     1,506,236
(a)    OAO TMK, GDR                                                      Russia          189,000     3,301,830
                                                                                                   -----------
                                                                                                     5,348,606
                                                                                                   -----------
       FOOD PRODUCTS 9.0%
(a, c) Agroton Public Ltd., GDR, 144A                                   Ukraine          185,070     1,878,272
(a)    Kernel Holding SA                                               Luxembourg        332,016     4,839,174
(a)    MHP SA, GDR                                                      Ukraine           80,900       787,157
(a, c) MHP SA, GDR, 144A                                                Ukraine          137,200     1,334,956
                                                                                                   -----------
                                                                                                     8,839,559
                                                                                                   -----------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.1%
(a)    OGK-4                                                             Russia       17,330,000       926,142
(a)    TGC-5 JSC                                                         Russia      517,838,821       199,870
                                                                                                   -----------
                                                                                                     1,126,012
                                                                                                   -----------
       IT SERVICES 0.6%
(a)    Armada OAO                                                        Russia           89,775       594,383
                                                                                                   -----------
       MEDIA 3.7%
(a)    CTC Media Inc.                                                United States       243,679     3,630,817
                                                                                                   -----------
       METALS & MINING 15.2%
(a)    Cherepovets Mk Severstal                                          Russia          858,370     7,166,888
(a, b) KazakhGold Group Ltd., GDR, Reg S                               Kazakhstan         29,500       228,625
       Mechel OAO, ADR                                                   Russia          383,105     7,210,036
(a)    South-Ural Nickel Factory                                         Russia            1,050       275,625
       Vsmpo-Avisma Corp.                                                Russia            1,400        97,033
                                                                                                   -----------
                                                                                                    14,978,207
                                                                                                   -----------
       OIL, GAS & CONSUMABLE FUELS 11.4%
       Gazprom, ADR                                                      Russia          210,500     5,273,025
       LUKOIL Holdings, ADR                                              Russia           48,350     2,726,940
       Rosneft Oil Co., GDR                                              Russia          373,950     3,208,491
                                                                                                   -----------
                                                                                                    11,208,456
                                                                                                   -----------
       PHARMACEUTICALS 8.2%
       Egis Nyrt                                                        Hungary           34,331     3,416,390
(a)    Veropharm                                                         Russia          166,412     4,715,652
                                                                                                   -----------
                                                                                                     8,132,042
                                                                                                   -----------
       ROAD & RAIL 5.0%
(a, b) Globaltrans Investment PLC, GDR, Reg S                            Russia          504,250     4,941,650
                                                                                                   -----------
       WIRELESS TELECOMMUNICATION SERVICES 8.3%
       Mobile TeleSystems                                                Russia        1,120,000     8,190,832
                                                                                                   -----------
       TOTAL COMMON STOCKS (COST $78,593,083)                                                       94,891,774
                                                                                                   -----------

                     Quarterly Statement of Investments

                                        See Notes to Statements of Investments

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

       SHORT TERM INVESTMENTS (COST $3,760,238) 3.8%
       MONEY MARKET FUNDS 3.8%
(d)    Institutional Fiduciary Trust Money Market Portfolio, 0.00%   United States     3,760,238   $ 3,760,238
                                                                                                   -----------
       TOTAL INVESTMENTS (COST $82,353,321) 100.1%                                                  98,652,012
       OTHER ASSETS, LESS LIABILITIES (0.1)%                                                          (101,564)
                                                                                                   -----------
       NET ASSETS 100.0%                                                                           $98,550,448
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PORTFOLIO ABBREVIATIONS

ADR  American Depository Receipt
GDR  Global Depository Receipt

(a)  Non-income producing.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At December 31, 2009, the aggregate value of these securities was $5,710,815, representing 5.79% of net assets.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At December 31, 2009, the aggregate value of these securities was $3,213,228, representing 3.26% of net assets.

(d) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.
Templeton Russia and East European Fund, Inc.
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Russia and East European Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

3. INCOME TAXES

At December 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $ 83,809,180
                                             ------------
Unrealized appreciation                      $ 31,814,198
Unrealized depreciation                       (16,971,366)
                                             ------------
Net unrealized appreciation (depreciation)   $ 14,842,832
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4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's assets carried at fair value:

                                             LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                           -----------   ----------   -------   -----------
ASSETS:
   Investments in Securities:
   Equity Securities:(a)
      Food Products                        $ 5,626,331   $3,213,228     $--     $ 8,839,559
      Metals & Mining                       14,881,174       97,033      --      14,978,207
      Other Equity Investments(b)           71,074,008           --      --      71,074,008
   Short Term Investments                    3,760,238           --      --       3,760,238
                                           -----------   ----------     ---     -----------
         Total Investments in Securities   $95,341,751   $3,310,261     $--     $98,652,012
                                           -----------   ----------     ---     -----------

(a)  Includes common as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying statement of investments.

5. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through February 22, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.


By /s/ LAURA F. FERGERSON
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    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ LAURA F. FERGERSON
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    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date February 25, 2010


By /s/MARK H. OTANI
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       Mark H. Otani
       Chief Financial Officer and
       Chief Accounting Officer
Date February 25, 2010